Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Amendment to Form N-CSRS for the period ended June 30, 2025.
Registrant Name	Victory Variable Insurance Funds
Entity Central Index Key	0001068663
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000168427
Shareholder Report [Line Items]
Fund Name	Victory 500 Index VIP Series
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$14	0.28%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 88,989,000
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$88,989
Number of Holdings	514
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.0%
Utilities	2.3%
Energy	3.0%
Consumer Staples	5.4%
Industrials	8.7%
Health Care	9.2%
Consumer Discretionary	10.1%
Communication Services	10.1%
Financials	13.9%
Information TechnologyFootnote Reference**	33.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.9%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%

C000168426
Shareholder Report [Line Items]
Fund Name	Victory High Yield VIP Series
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$45	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 17,599,000
Holdings Count | Holding	287
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,599
Number of Holdings	287
Portfolio Turnover	50%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	63.3%
Yankee Dollars	20.4%
Senior Secured Loans	7.2%
OtherFootnote Reference**	0.9%

C000168422
Shareholder Report [Line Items]
Fund Name	Victory RS International VIP Series
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$51	0.93%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.93%
AssetsNet	$ 114,316,000
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$114,316
Number of Holdings	84
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.2%
Utilities	3.2%
Materials	5.0%
Communication Services	5.2%
Consumer Staples	8.7%
Consumer Discretionary	9.1%
Information Technology	10.0%
Health Care	10.8%
Industrials	16.4%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.7%
Novartis AG, Registered Shares	2.7%
Roche Holding AG	2.6%
HSBC Holdings PLC	2.4%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.3%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.2%
Safran SA	2.1%

C000168421
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Equity VIP Series
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$42	0.88%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%
AssetsNet	$ 53,497,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$53,497
Number of Holdings	109
Portfolio Turnover	59%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.5%
Materials	2.3%
Energy	2.4%
Consumer Staples	3.6%
Consumer Discretionary	8.2%
Financials	8.9%
Industrials	19.6%
Health Care	24.3%
Information TechnologyFootnote Reference**	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Fabrinet	2.9%
Applied Industrial Technologies, Inc.	1.9%
Varonis Systems, Inc.	1.9%
Wintrust Financial Corp.	1.8%
SPX Technologies, Inc.	1.8%
Primoris Services Corp.	1.7%
Q2 Holdings, Inc.	1.7%
MACOM Technology Solutions Holdings, Inc.	1.7%
WisdomTree, Inc.	1.6%
Mirion Technologies, Inc.	1.5%